Revenue Recognition (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition (Details) [Line Items]
Professional service revenue					$ 2,446	$ 2,194
Remaining recognized amount	$ 300		$ 1,400		4,696	886
Deferred revenue	$ 2,000	$ 2,300	5,400	$ 7,400	14,945	7,503
Decrease in deferred revenue					4,346
Related to customer contracts unsatisfied amount			23,400		31,323
Recognized revenue			$ 10,400		$ 8,034
Revenue recognized term			1 year		1 year
Deferred revenue additions			$ 9,600		$ 14,858
Contractual term			5 years		5 years
Long term period	1 year		1 year		1 year
Short term period			1 year		1 year
Professional service revenue	$ 400		$ 1,200
Licensing revenue			$ 5,300
Minimum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range			1 year		1 year
Revenue recognized term			2 years		2 years
Maximum [Member]
Revenue Recognition (Details) [Line Items]
Contract terms of hosted services range			20 years		20 years
Revenue recognized term			5 years		5 years
Contract Balances [Member]
Revenue Recognition (Details) [Line Items]
Prepaid expenses and other current assets					$ 54	$ 43
Revenue [Member]
Revenue Recognition (Details) [Line Items]
Remaining recognized amount			$ 3,400		$ 8,431